Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 28, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 2,511	$ 2,013			$ 2,338
Bank guarantees	$ 4	3
Minimum interest on license agreement	49.00%
Provisions	$ 298	349	$ 34	$ 2,500	$ 353
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 20	$ 20